Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Workers Compensation Discount [Abstract]
Summary of share-based compensation activity
Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share

Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Balance at March 31, 2013	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000
Balance at December 31, 2013	910,000	1,140,000
Authorized	500,000	-	$-
Options Granted	(225,000)	225,000	$4.30
Restricted Awards Vested	-	(80,000)	$3.21
Balance at March 31, 2014	1,185,000	1,285,000
Total vested and expected to vest shares (options)		1,140,000	$3.43

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share
Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000

Balance at December 31, 2013	910,000	1,140,000

Total vested and expected to vest shares (options)		868,459	$3.21

Outstanding options
The following table summarizes information with respect to stock options outstanding at December 31, 2013:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share
$3.21	915,000	9.94	33,000	$3.21
	915,000	9.94	33,000	$3.21

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following table summarizes information with respect to stock options outstanding at March 31, 2014:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share

$3.21	915,000	9.70	33,000	$3.21
$4.30	225,000	9.99	-	-
	1,140,000	9.76	33,000	$3.21

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014:

	For the Three	January 12, 2012
	Months Ended	(inception) to
	March 31, 2014	March 31, 2014

Expected volatility	80%	80%
Risk free rate	1.89%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.85	5.93

The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013

Expected volatility	80%	80%
Risk free rate	1.77%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.93	5.93

Schedule Of Stock Based Compensation Of Employees And Non Employees
Stock-based compensation for employees and non-employees related to options and RSAs recognized for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014 was as follows:

	For the Three	January 12, 2012
	Months Ended	(inception) to
	March 31, 2014	March 31, 2014
Operating expenses

Selling, general and administrative	$995,731	$2,867,835

Stock-based compensation for employees and non-employees related to options and RSAs recognized for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013
Operating expenses
Selling, general and administrative	$1,872,104	$1,872,104